Basis of preparation - Restatements impact statement of financial position December 31, 2019 (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
As restated [Member]
Non-current Assets [Abstract]
Goodwill	€ 19,607
Intangible assets	27,395
Property, plant and equipment	91,005
Right-of-use assets	10,586
Investments in joint ventures	39
Deferred tax assets	192
Other non-current assets	9,391
Total non-current assets	158,215
Current assets [Abstract]
Inventories and contracts in progress	12,696
Other current assets	8,616
Cash and cash equivalents	128,897
Total current assets	191,186
Total assets	349,401
Equity [Abstract]
Share capital	3,066
Share premium	138,090
Consolidated reserves	(256)
Other comprehensive income (loss)	(1,395)
Equity attributable to the owners of the parent	139,505
Total equity	142,782
Non-current liabilities [Abstract]
Loans and borrowings	104,673
Lease liabilities	6,427
Deferred tax liabilities	5,747
Deferred income	5,031
Other non-current liabilities	697
Total non-current liabilities	122,575
Current liabilities [Abstract]
Loans and borrowings	13,389
Lease liabilities	3,449
Trade payables	18,517
Tax payables	3,363
Deferred income	27,641
Other current liabilities	17,686
Total current liabilities	84,045
Total equity and liabilities	349,401
IFRS 3 Engimplan [Member]
Non-current Assets [Abstract]
Goodwill	(567)
Intangible assets	0
Property, plant and equipment	674
Right-of-use assets	0
Investments in joint ventures	0
Deferred tax assets	0
Other non-current assets	0
Total non-current assets	107
Current assets [Abstract]
Inventories and contracts in progress	0
Other current assets	0
Cash and cash equivalents	0
Total current assets	0
Total assets	107
Equity [Abstract]
Share capital	0
Share premium	0
Consolidated reserves	(61)
Other comprehensive income (loss)	(1)
Equity attributable to the owners of the parent	(62)
Non-controlling interest	169
Total equity	107
Non-current liabilities [Abstract]
Loans and borrowings	0
Lease liabilities	0
Deferred tax liabilities	0
Deferred income	0
Other non-current liabilities	0
Total non-current liabilities	0
Current liabilities [Abstract]
Loans and borrowings	0
Lease liabilities	0
Trade payables	0
Tax payables	0
Deferred income	0
Other current liabilities	0
Total current liabilities	0
Total equity and liabilities	107
As previously reported [Member]
Non-current Assets [Abstract]
Goodwill	20,174
Intangible assets	27,395
Property, plant and equipment	90,331
Right-of-use assets	10,586
Investments in joint ventures	39
Deferred tax assets	192
Other non-current assets	9,391
Total non-current assets	158,108
Current assets [Abstract]
Inventories and contracts in progress	12,696
Other current assets	8,616
Cash and cash equivalents	128,897
Total current assets	191,186
Total assets	349,294
Equity [Abstract]
Share capital	3,066
Share premium	138,090
Consolidated reserves	(195)
Other comprehensive income (loss)	(1,394)
Equity attributable to the owners of the parent	139,567
Total equity	142,674
Non-current liabilities [Abstract]
Loans and borrowings	104,673
Lease liabilities	6,427
Deferred tax liabilities	5,747
Deferred income	5,031
Other non-current liabilities	697
Total non-current liabilities	122,575
Current liabilities [Abstract]
Loans and borrowings	13,389
Lease liabilities	3,449
Trade payables	18,517
Tax payables	3,363
Deferred income	27,641
Other current liabilities	17,686
Total current liabilities	84,045
Total equity and liabilities	€ 349,294